Organization and Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
Organization and Significant Accounting Policies (Tables) [Line Items]
Schedule of estimated useful lives of the company’s property and equipment
Computer equipment	3 – 4 years
Software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or the term of the lease

Computer equipment	3 – 4 years
Software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or the term of the lease